Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial instruments
Carrying amount of financial assets	€ 6,009,279	€ 5,796,379
Carrying amount of financial liabilities	13,780,559	14,249,510
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	8,992,511	8,734,362
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	13,863	59,942
Not classified
Financial instruments
Carrying amount of financial liabilities	4,774,185	5,455,206
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	655,948	864,500
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	655,948	864,500
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	66,576	80,044
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	66,576	80,044
Short-term debt
Financial instruments
Carrying amount of financial liabilities	23,859	2,099
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	23,859	2,099
Long-term debt
Financial instruments
Carrying amount of financial liabilities	7,316,706	6,836,108
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	6,668,845	6,015,977
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	330,874	340,921
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,316,706	6,836,108
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	3,683,983	4,140,701
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	3,683,983	4,140,701
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,033,487	2,326,058
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	929,422	951,611
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	13,863	59,942
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,090,202	1,314,505
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	2,697	15,388
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	2,697	15,388
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	2,697	15,388
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	3,761	26,615
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	3,761	26,615
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	3,761	26,615
Derivatives embedded in vPPAs
Financial instruments
Carrying amount of financial liabilities	8,212	25,394
Derivatives embedded in vPPAs | Level 3
Financial instruments
Fair value of financial liabilities	8,212	25,394
Derivatives embedded in vPPAs | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	8,212	25,394
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	1,890	7,933
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	1,890	7,933
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,890	7,933
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	1,087,505	1,299,117
Amount reclassified from other non-current financial liabilities to other current financial liabilities as result of acceleration of settlement	197,514
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	1,087,505	1,299,117
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,087,505	1,299,117
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	929,422	951,611
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	929,422	951,611
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,791,821	4,545,477
FVPL - Assets
Financial instruments
Carrying amount of financial assets	642,203	621,094
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	368,038	436,645
Not classified
Financial instruments
Carrying amount of financial assets	207,217	193,163
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,715,080	1,180,187
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	271,637	240,990
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	1,443,443	939,197
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	271,637	240,990
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,155,788	3,345,660
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,060,960	3,258,181
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	94,828	87,479
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	35,814	40,936
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	35,814	40,936
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	1,102,597	1,229,596
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	251,604	307,163
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	370,566	380,104
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	368,038	436,645
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	112,389	105,684
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	15,845	4,362
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	15,845	4,362
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	15,845	4,362
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	115,085	21,453
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	115,085	21,453
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	115,085	21,453
Derivatives embedded in vPPAs
Financial instruments
Carrying amount of financial assets	6,765
Derivatives embedded in vPPAs | Level 3
Financial instruments
Fair value of financial assets	6,765
Derivatives embedded in vPPAs | FVPL - Assets
Financial instruments
Carrying amount of financial assets	6,765
Equity investments.
Financial instruments
Carrying amount of financial assets	116,564	187,600
Equity investments. | Level 1
Financial instruments
Fair value of financial assets	33,139	90,483
Equity investments. | Level 2
Financial instruments
Fair value of financial assets	68,058	67,963
Equity investments. | Level 3
Financial instruments
Fair value of financial assets	15,367	29,154
Equity investments. | FVPL - Assets
Financial instruments
Carrying amount of financial assets	50,507	120,813
Equity investments. | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	66,057	66,787
Debt securities
Financial instruments
Carrying amount of financial assets	389,696	465,432
Debt securities | Level 1
Financial instruments
Fair value of financial assets	389,696	465,432
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	87,715	95,574
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	301,981	369,858
Other financial assets
Financial instruments
Carrying amount of financial assets	458,642	550,749
Other financial assets | Level 3
Financial instruments
Fair value of financial assets	110,494	142,264
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	251,604	307,163
Other financial assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	110,494	142,264
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 96,544	€ 101,322